Finance Income and Costs (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure Of Finance Income Expense [Abstract]
Schedule of Finance Income and Costs

	For the year ended March 31
Particulars	2019	2020	2021
Recognized in profit or loss
Interest income on term deposits	4,876	2,845	4,628
Change in fair value of financial asset measured at FVTPL	—	30	—
Change in fair value of financial liability measured at FVTPL	—	—	350
Other interest income	1,583	487	2,554
Net foreign exchange gain	—	—	4,568
Finance income	6,459	3,362	12,100
Interest expense on financial liabilities measured at amortised cost	299	157	2,035
Change in fair value of financial liability measured at FVTPL	—	1,421	—
Net foreign exchange loss	9,783	13,734	—
Impairment loss on trade and other receivables	816	1,563	358
Interest expense on lease liabilities*	—	2,731	1,867
Finance and other charges	431	1,827	538
Finance costs	11,329	21,433	4,798

Net finance income (costs) recognized in profit or loss	(4,870)	(18,071)	7,302

Notes: * Upon adoption of IFRS 16 the Group has recognised depreciation on right-of-use assets and interest on lease liabilities instead of rent expense on leasehold properties. (refer note 14,15 and 18)